Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements:
Nature of Operations

ORGANIZATION AND NATURE OF BUSINESS

On June 30, 2011, American Post Tension, Inc.( “APTI,” “Registrant”, or “the Company”), a Delaware Corporation, acquired all of the issued and outstanding stock of Crown City Pictures, Inc., a Florida corporation (“Crown City Florida”), from Crown City Holdings, Inc. (“Holdings”) in exchange for 20,000,000 shares of Registrant’s common stock and 1,000,000 shares of a new class of convertible preferred stock, with voting rights equal to 51 percent of the total vote of all classes of stock entitled to vote and convertible at the discretion of the holder into 51 percent of the then outstanding common stock of Registrant at any time commencing one year after closing.  As a result of the proposed transaction, Crown City Holdings, Inc. acquired control of the Company, two of the three members of the Board of Directors resigned and were replaced by new directors, and new officers were elected.  The change of control of the Company was reported in a Schedule 14F-1 filed with the U.S. Securities and Exchange Commission (“SEC”) on June 30, 2011, and the change in directors was effective on July 11, 2011.

At the same time, the Company exchanged all of our interest in our wholly-owned operating subsidiary, Post Tension of Nevada, Inc. (PTNV), and all of our interest in the post tension concrete business, in exchange for the redemption and cancellation of 23,329,705 shares of our common stock held by our former controlling shareholders, Edward Hohman and John Hohman, and the assumption by them of all outstanding liabilities of the Company as of June 30, 2011.  Effective August 1, 2011, the Company changed our corporate name to Crown City Pictures, Inc. and obtained a new trading symbol (CCPI) by application filed with the Financial Industry Regulatory Association (FINRA), effective October 7, 2011.

Crown City Florida, incorporated in Florida on April 27, 2011 as Century City Pictures, Inc., is a holding company with two operating subsidiaries in the movie and film industry, United Front, LLC and The Uprising Film and Television, LLC (“The Uprising”). On May 2, 2011, Century City Pictures, Inc. changed our name to Crown City Pictures, Inc. United Front, LLC was incorporated in California on December 22, 2006 and was contributed to Crown City Florida on June 5, 2011 by Holdings.  The Uprising was formed in California on May 5, 2011 and was contributed to Crown City Florida on June 27, 2011 by Holdings.  The Uprising acquisition was rescinded by mutual agreement on April 3, 2012, and no operating or financial information regarding The Uprising is included in these financial statements accordingly. As a result of the acquisition of Crown City Florida, the Company is now engaged in the business of development and production of independent motion pictures, feature-length documentaries, reality television series, commercials and emerging online branded content, feature films, action sports programs and events, music television, reality based series and documentaries.

In management’s opinion, all adjustments (consisting only of normal recurring adjustments) considered necessary for a fair presentation to make the Company’s financial statements not misleading have been included.

Basis of Accounting

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company and our wholly owned subsidiary. All significant inter-company balances and transactions have been eliminated in consolidation.

Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported revenues and expenses during the reporting periods. Actual results could differ from those estimates and those differences could be material.

Development Stage Enterprises

Development Stage

The Company is currently a development stage entity as defined under accounting standards, as it continues development activities related to the development and production of independent films.  As required for development stage enterprises, the statements of operations, cash flows and changes in stockholders’ equity (deficit) are presented on a cumulative basis from inception.

Going Concern Note

Going Concern

The accompanying consolidated financial statements of the Company have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.  The Company has suffered an operating loss, has operating cash outflows, and negative working capital and stockholders’ equity.  Our ability to continue as a going concern is dependent upon achieving profitable operations and generating positive cash flows. The level of operations may not sustain the Company’s expenses and it may have to borrow additional funds to meet our cash needs. These factors, among others, could affect our ability to continue as a going concern.

There can be no assurances that the Company will be able to achieve profitable operations or obtain additional funding.  These factors create substantial doubt about the Company’s ability to continue as a going concern.  The consolidated financial statements do not include any adjustments that might result from the outcome of the uncertainty.